Investment Portfolioas of February 28, 2023 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.9%
Alabama 1.0%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	5,099,693
Arizona 2.6%
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 3.67% (a), 1/1/2046	210,000	205,189
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,501,486
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	909,623
Series D, 144A, 5.0%, 7/1/2051	1,035,000	927,010
Series G, 144A, 5.0%, 7/1/2051	550,000	492,614
Series A, 144A, 5.25%, 7/1/2047	1,000,000	943,189
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,025,524
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	2,000,000	1,829,549
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC, Series A, 5.0%, 7/1/2037	2,000,000	2,012,877
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,450,015
144A, 5.0%, 6/15/2049	1,030,000	928,411
144A, 5.0%, 6/15/2052	710,000	633,099
		13,858,586
California 4.3%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series B-1, 3.85%, 6/1/2050	3,000,000	2,671,676
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,136,619
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	5,750,000	7,137,431
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 1.55% (b), 3/1/2023, LOC: Barclays Bank PLC	1,550,000	1,550,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,033,955
4.0%, 9/1/2046	3,825,000	3,089,003
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	270,000	231,800
Series A, 144A, 5.0%, 11/15/2051	135,000	113,546
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.35% (b), 3/2/2023, LOC: Wells Fargo Bank NA	300,000	300,000
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	624,138

Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,450,000	1,325,204
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	3,105,000	2,304,198
		22,517,570
Colorado 4.9%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,456,877
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	2,500,000	2,104,655
Colorado, Broadway Park North Metropolitan District No. 2:
144A, 5.0%, 12/1/2040	1,100,000	1,039,242
144A, 5.0%, 12/1/2049	1,275,000	1,158,957
Colorado, Broadway Station Metropolitan District No. 3, Series B, Step-up Coupon, 0% to 12/1/2027, 7.5% to 12/1/2049	2,000,000	1,249,724
Colorado, General Obligation, Series A, 144A, 5.0%, 12/1/2051	1,150,000	983,566
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,167,000	1,948,441
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	6,844,154
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	893,112
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	510,086
5.0%, 12/1/2034	1,000,000	1,014,916
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,745,000	1,756,638
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	429,784
Series 2021, 4.0%, 12/1/2051	1,590,000	1,099,002
		25,489,154
Connecticut 0.1%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	190,000	153,468
144A, 4.0%, 4/1/2051	705,000	523,846
		677,314
District of Columbia 0.8%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	3,058,284
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	1,240,000	1,180,322
		4,238,606
Florida 10.4%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	750,000	561,718
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (c)	2,310,000	1,339,800
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	230,566
Series A-1, 5.0%, 10/1/2033	230,000	229,990
Series A-1, 5.0%, 10/1/2034	230,000	227,997
Series A-1, 5.0%, 10/1/2035	115,000	112,372
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Projects Loan Program, Series A-2, 4.0%, 10/1/2024	2,245,000	2,152,068
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,677,798

Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,058,470
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	2,065,000	1,907,081
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	1,000,000	1,003,197
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	75,112
Series B, 5.0%, 7/1/2042	80,000	80,119
Series A-1, 5.0%, 7/1/2051	70,000	68,125
Series B, 5.0%, 7/1/2051	115,000	111,920
Series A-1, 5.0%, 2/1/2057	100,000	95,768
Series B, 5.0%, 7/1/2057	120,000	114,896
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	4,250,000	3,848,587
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5% (a), 1/1/2049	1,905,000	1,751,221
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	503,242
Series A, 5.0%, 2/15/2048	1,150,000	1,151,609
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,000,000	719,613
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,759,266
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
Series A, 4.0%, 10/1/2044	1,395,000	1,188,929
4.0%, 10/1/2049	1,905,000	1,574,872
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,570,449
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,051,517
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,310,000	2,059,162
144A, 4.375%, 5/1/2050	1,935,000	1,666,275
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	1,705,000	1,141,489
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	2,665,000	2,614,768
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 4.0%, 10/1/2052	2,000,000	1,796,880
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,719,877
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	741,142
Series A, 144A, 5.0%, 1/15/2054	850,000	749,460
Miami-Dade County, FL, Seaport Revenue:
Series B-1, AMT, 4.0%, 10/1/2046	2,570,000	2,315,426
Series A, AMT, 5.0%, 10/1/2040	1,500,000	1,569,048
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	730,487
Series A-2, Zero Coupon, 10/1/2051	4,775,000	908,746
Series A-2, Zero Coupon, 10/1/2054	4,570,000	724,032
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	377,901
Series A, 5.5%, 11/15/2049	3,635,000	2,990,993
		54,271,988

Georgia 2.3%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.375%, 5/15/2043	4,000,000	4,025,006
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,126,774
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	2,641,302
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,110,000	4,346,147
		12,139,229
Idaho 0.0%
Idaho, State Health Facilities Authority Revenue, St. Luke's Health System, Series C, 2.62% (b), 3/1/2023, LOC: U.S. Bank NA	100,000	100,000
Illinois 7.5%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,271,038
Series A, 5.0%, 12/1/2033	740,000	758,188
Series H, 5.0%, 12/1/2046	1,690,000	1,621,757
Chicago, IL, General Obligation:
Series B, 4.0%, 1/1/2036	950,000	873,253
Series A, 5.5%, 1/1/2049	2,425,000	2,484,094
Series A, 6.0%, 1/1/2038	2,180,000	2,288,252
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,173,628
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2049	5,000,000	4,375,923
Series A, 4.0%, 12/1/2050	1,400,000	1,218,963
Illinois, Housing Development Authority Revenue:
Series B, 3.0%, 4/1/2051	3,635,000	3,496,894
Series 2022-E, 5.25%, 10/1/2052	3,995,000	4,192,938
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, Zero Coupon, 12/15/2052, INS: AGMC	7,000,000	1,560,023
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (c)	7,935,000	3,570,750
Illinois, State General Obligation:
5.0%, 11/1/2034	1,500,000	1,539,579
5.0%, 1/1/2035	300,000	306,131
Series A, 5.0%, 12/1/2042	3,610,000	3,654,563
Series A, 5.0%, 3/1/2046	535,000	540,620
5.5%, 5/1/2039	1,535,000	1,631,838
5.75%, 5/1/2045	1,470,000	1,558,959
		39,117,391
Indiana 1.7%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,341,388
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,654,946
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,000,000	3,020,041
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	720,000	748,368
		8,764,743

Iowa 1.6%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	5,210,000	4,575,075
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	455,000	423,755
Iowa, Tobacco Settlement Authority Revenue:
Series B-2, Zero Coupon, 6/1/2065	12,555,000	1,354,764
Series B-1, 4.0%, 6/1/2049	1,800,000	1,762,343
		8,115,937
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,325,000	1,203,246
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.0%, 6/1/2045	1,275,000	1,277,910
Louisiana 0.0%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,565
Maryland 0.7%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Greater Baltimore Medical Center, Series A, 3.0%, 7/1/2046	5,040,000	3,727,514
Massachusetts 0.4%
Massachusetts, Educational Financing Authority, Issue M, Series B, AMT, 2.0%, 7/1/2037	1,150,000	957,329
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	1,005,000	815,642
Series A, 4.0%, 6/1/2056	450,000	352,063
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	90,000	89,673
		2,214,707
Michigan 1.6%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,830,000	1,465,992
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	1,575,021
4.0%, 9/1/2050	1,660,000	1,435,632
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	928,789
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue:
“1", Series A, 4.0%, 6/1/2049	1,000,000	851,274
Series A-2, 5.0%, 6/1/2040	1,770,000	1,815,580
Michigan, State University Revenue, Series 2000-A, 3.49% (b), 3/1/2023, SPA: Northern Trust Company	100,000	100,000
		8,172,288
Minnesota 1.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,015,425
Series A, 5.0%, 2/15/2053	2,815,000	2,844,576

Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	4,000,000	4,166,201
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,100,000	1,718,354
		9,744,556
Missouri 2.4%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,051,285
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	1,450,000	1,168,306
Series A, 5.0%, 2/1/2046	665,000	612,207
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 2.5% (b), 3/1/2023, LOC: Barclays Bank PLC	6,000,000	6,000,000
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	1,689,363
		12,521,161
Nevada 1.0%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	987,908
5.0%, 7/1/2045	1,000,000	977,854
5.0%, 7/1/2051	1,000,000	960,313
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	18,000,000	2,233,501
		5,159,576
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (c)	751,308	165,288
Series A, 144A, 6.25%, 7/1/2042* (c)	909,917	200,182
		365,470
New Jersey 3.4%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	448,296
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	2,832,714
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,207,342
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,516,711
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,155,919
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	1,035,000	855,353
Series B, AMT, 3.25%, 12/1/2039	1,190,000	1,120,510
Series B, AMT, 3.5%, 12/1/2039	1,440,000	1,375,741
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	1,200,000	1,247,356
New Jersey, Transportation Trust Fund Authority, Series BB, 4.0%, 6/15/2040	2,025,000	1,940,504
		17,700,446
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,460,000	2,079,950

New York 11.1%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,114,153
Series A, 4.0%, 11/1/2050	2,500,000	2,214,076
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	380,000	355,954
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	3,750,000	2,968,314
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	458,367
New York, Metropolitan Transportation Authority, Series A-1, 2.45% (b), 3/1/2023, LOC: TD Bank NA	100,000	100,000
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 2.6% (b), 3/1/2023, LOC: Barclays Bank PLC	3,150,000	3,150,000
Series E-1, 2.6% (b), 3/1/2023, LOC: Barclays Bank PLC	16,400,000	16,400,000
Series C-1, 5.0%, 11/15/2050	1,320,000	1,328,630
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-2, 4.0%, 11/15/2048	3,500,000	3,008,688
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	500,000	434,587
Series A, 4.0%, 7/1/2052	590,000	500,720
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	446,310
AMT, 4.0%, 12/1/2042	1,200,000	1,051,953
AMT, 5.375%, 8/1/2036	900,000	909,441
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	605,884
Series B, 5.0%, 6/1/2048	2,800,000	2,560,047
New York City, NY, General Obligation, Series I-4, 2.45% (b), 3/1/2023, LOC: TD Bank NA	6,750,000	6,750,000
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	4,448,914
Series E-1, 3.0%, 11/1/2039	3,000,000	2,475,099
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series DD, 3.6% (b), 3/1/2023	1,300,000	1,300,000
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	1,818,145
New York, NY, General Obligation:
Series B-3, 3.6% (b), 3/1/2023	300,000	300,000
Series 3, 3.62% (b), 3/1/2023	1,435,000	1,435,000
Series 2, 3.7% (b), 3/1/2023	400,000	400,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028 (c)	2,125,000	1,653,675
		58,187,957
North Carolina 0.6%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 2.58% (b), 3/1/2023, LOC: Royal Bank of Canada	1,860,000	1,860,000
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,465,000	1,456,660
		3,316,660
Ohio 3.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	4,990,000	4,538,104
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,114,574
Series A, 5.0%, 1/1/2052	1,000,000	873,419

Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	1,575,000	1,590,485
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	697,099
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	2,907,147
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,269,252
		16,990,080
Oklahoma 1.0%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,935,000	2,567,659
Series A, 5.5%, 8/15/2041	1,360,000	1,290,905
Series A, 5.5%, 8/15/2044	1,445,000	1,358,300
		5,216,864
Pennsylvania 2.1%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	422,000	387,982
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	838,030
5.25%, 7/1/2041	900,000	833,963
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	4,240,000	3,478,965
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	2,000,000	2,131,672
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,180,000	1,162,446
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2044	660,000	618,416
Series A, 4.0%, 12/1/2046	440,000	406,814
Series A-1, 5.0%, 12/1/2041	20,000	20,474
Philadelphia, PA, Authority For Industrial Development, Charter School Revenue, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	1,240,000	884,461
		10,763,223
South Carolina 0.8%
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	1,820,000	1,617,707
Series A, 4.0%, 12/1/2052	3,160,000	2,746,751
		4,364,458
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	900,000	708,037
Series A, 4.0%, 8/1/2056	625,000	475,464
Series A, 4.0%, 8/1/2061	810,000	597,383
		1,780,884
Tennessee 1.1%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	1,000,000	893,229
Series B, AMT, 4.0%, 7/1/2054	500,000	436,312

Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	909,201
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	2,959,446
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2031	750,000	657,944
		5,856,132
Texas 8.2%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,895,982
Zero Coupon, 1/1/2032	3,500,000	2,522,582
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	4,485,000	4,510,607
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project, Series A, 4.0%, 3/1/2050	2,165,000	1,924,726
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	3,982,169
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	6,000,000	5,101,940
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	350,000	302,636
Series A, 5.0%, 10/1/2051	520,000	422,697
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 2.5% (b), 3/1/2023, LOC: TD Bank NA	700,000	700,000
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	170,000	167,104
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	222,041
Series A, 5.0%, 8/1/2038	2,830,000	2,851,576
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,202,579
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (c)	6,605,000	5,944,500
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	380,000	354,680
Series A, 4.0%, 12/31/2038	380,000	354,113
Series A, 4.0%, 6/30/2039	290,000	268,155
Series A, 4.0%, 12/31/2039	335,000	309,251
Series A, 4.0%, 6/30/2040	275,000	251,260
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,020,000	3,152,341
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,246,032
		42,686,971
Utah 1.8%
Utah, Infrastructure Agency Telecommunication Revenue:
Series A, 4.0%, 10/15/2041	600,000	484,029
Series 2019, 4.0%, 10/15/2042	2,350,000	1,881,941
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	980,479
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	6,020,558
		9,367,007

Virginia 3.0%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	879,384
5.0%, 1/1/2046	1,530,000	1,244,720
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050*	1,740,000	1,105,717
Series A, 5.375%, 9/1/2054*	1,500,000	975,019
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	384,463
Series B, 5.625%, 9/1/2041 (c) (d)	5,332,000	2,314,465
144A, 7.5%, 9/1/2045 (c) (d)	1,640,000	714,013
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,310,734
144A, 5.0%, 9/1/2045	4,650,000	4,095,600
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,009,430
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	1,500,000	1,389,341
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project, AMT, 5.0%, 12/31/2057	500,000	500,781
		15,923,667
Washington 2.8%
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,710,000	3,167,035
Series B, 3.0%, 7/1/2048	4,120,000	2,540,778
Series B, 3.0%, 7/1/2058	2,080,000	1,166,978
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	1,020,000	917,055
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, Prerefunded, 7.375%, 1/1/2044	4,000,000	4,127,290
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	633,139
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,281,847
Series A, 144A, 5.0%, 7/1/2053	1,125,000	808,614
		14,642,736
Wisconsin 5.7%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	3,912,140
Series B, 5.0%, 7/1/2048	1,910,000	1,385,258
Series B, 5.0%, 7/1/2053	2,125,000	1,490,466
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	4,609,615
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,945,691
5.0%, 7/1/2052	910,000	872,925
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	460,995
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	3,205,000	2,484,523
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	1,290,000	972,376

Wisconsin, Public Finance Authority, Pollution Control Revenue, Duke Energy Progress Project, Series A, 3.7% (a), 10/1/2046	2,700,000	2,717,720
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	255,000	205,473
144A, 4.0%, 4/1/2052	455,000	334,465
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	544,709
144A, 5.75%, 5/1/2054	3,570,000	2,937,497
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	4,978,157
		29,852,010
Guam 0.7%
Guam, Antonio B. Won Pat International Airport Authority:
Series C, AMT, 6.25%, 10/1/2034	300,000	304,578
Series C, AMT, Prerefunded, 6.25%, 10/1/2034	200,000	203,052
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 1/1/2046	1,050,000	1,056,844
Series A, 5.0%, 1/1/2050	655,000	657,486
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	775,000	787,378
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	835,000	848,336
		3,857,674
Puerto Rico 4.9%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	5,000,000	4,290,030
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2024	85,592	80,336
Series A, Zero Coupon, 7/1/2033	3,602,431	2,052,564
Series A1, 4.0%, 7/1/2033	1,255,987	1,125,447
Series A1, 4.0%, 7/1/2035	230,098	201,543
Series A1, 4.0%, 7/1/2037	1,507,160	1,288,944
Series A1, 4.0%, 7/1/2041	1,098,773	907,659
Series A1, 5.25%, 7/1/2023	142,945	143,360
Series A1, 5.375%, 7/1/2025	285,097	289,467
Series A1, 5.625%, 7/1/2027	282,516	291,846
Series A1, 5.625%, 7/1/2029	277,932	289,994
Series A1, 5.75%, 7/1/2031	269,953	284,153
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	12,255,000	3,140,712
Series A-1, 4.75%, 7/1/2053	6,800,000	6,095,398
Series A-1, 5.0%, 7/1/2058	2,000,000	1,855,600
Puerto Rico, The Childrens Trust Fund, Tobacco Settlement Revenue, Series A, Zero Coupon, 5/15/2057	50,000,000	3,307,620
		25,644,673
Other 1.1%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	3,372,814	2,527,517
Nuveen AMT-Free Municipal Credit Income Fund, Series C, 3.87% (b), 3/1/2023	3,350,000	3,350,000
		5,877,517
Total Municipal Investments (Cost $570,321,785)		512,896,113

Corporate Bonds 0.4%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $2,165,000)	2,165,000	1,980,975

Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Bills:
1.933% (e), 4/20/2023 (f)	500,000	496,813
2.564% (e), 4/20/2023 (f)	500,000	496,814
3.538% (e), 4/20/2023 (f)	500,000	496,813
Total Government & Agency Obligations (Cost $1,494,420)		1,490,440

	Shares	Value ($)

Closed-End Investment Companies 0.4%
Nuveen Quality Municipal Income Fund (Cost $2,515,604)	172,000	1,936,720

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.71% (g) (Cost $220,039)	219,584	219,562

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $576,716,848)	99.0	518,523,810
Other Assets and Liabilities, Net	1.0	5,194,668
Net Assets	100.0	523,718,478
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	Security currently paying partial interest. The rate shown represents 50% of the original coupon rate.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At February 28, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual

CBOT: Chicago Board of Trade
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
At February 28, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
CBOT U.S. Long Bond	USD	6/21/2023	200	25,221,726	25,043,750	177,976
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$512,896,113	$—	$512,896,113
Corporate Bonds	—	1,980,975	—	1,980,975
Government & Agency Obligations	—	1,490,440	—	1,490,440
Closed-End Investment Companies	1,936,720	—	—	1,936,720
Open-End Investment Companies	219,562	—	—	219,562
Derivatives (b)
Futures Contracts	177,976	—	—	177,976
Total	$2,334,258	$516,367,528	$—	$518,701,786

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$ 177,976

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH3
R-080548-2 (1/25)